Other reserves (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other reserves.
Total share based payments reserve	€ 48	€ 38	€ 34
Total cash flow hedge reserve	€ 1,830	€ (21)	€ 266